Derivative Instruments (Summary of Derivative Instruments in Condensed Consolidated Balance Sheet) (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Current derivative assets	$ 0	$ 2,270	$ 46
Long-term derivative assets	5,726	6,030	0
Net Amounts of Assets (Liabilities) on Balance Sheet, Derivative Assets	5,726	8,300	46
Derivative liabilities	23,987	3,235	2,306
Long-term derivative liabilities	0	1,109
Net Amounts of Assets (Liabilities) on Balance Sheet, Derivative liabilities	23,987	4,344	2,306
Net current value of derivative liabilities	(23,987)	(965)	(2,260)
Net long-term value of derivative assets	$ 5,726	$ 4,921	$ 0